Segments	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Segments

22. Segments

Nucor reports its results in the following segments: steel mills, steel products and raw materials. The steel mills segment includes carbon and alloy steel in sheet, bars, structural and plate; steel foundation distributors; tubular products businesses; steel trading businesses; rebar distribution businesses; and Nucor’s equity method investments in Duferdofin Nucor and NuMit. The steel products segment includes steel joists and joist girders, steel deck, fabricated concrete reinforcing steel, cold finished steel, steel fasteners, metal building systems, steel grating, and wire and wire mesh. The raw materials segment includes The David J. Joseph Company and its affiliates, primarily a scrap broker and processor; Nu-Iron Unlimited and Nucor Steel Louisiana, two facilities that produce DRI used by the steel mills; our natural gas production operations; and Nucor’s equity method investment in Hunter Ridge. Nucor sold its 50% interest in Hunter Ridge during the third quarter of 2016. The steel mills, steel products and raw materials segments are consistent with the way Nucor manages its business, which is primarily based upon the similarity of the types of products produced and sold by each segment.

Net interest expense, other income, profit sharing expense and stock-based compensation are shown under Corporate/eliminations. Corporate assets primarily include cash and cash equivalents, short-term investments, allowances to eliminate intercompany profit in inventory, deferred income tax assets, federal and state income taxes receivable and investments in and advances to affiliates.

Nucor’s results by segment are as follows (in thousands):

	Year Ended December 31,
	2017	2016	2015
Net sales to external customers:
Steel mills	$14,508,847	$11,312,048	$11,084,331
Steel products	4,000,606	3,687,448	3,966,895
Raw materials	1,742,940	1,208,626	1,388,050

	$20,252,393	$16,208,122	$16,439,276

Intercompany sales:
Steel mills	$2,925,321	$2,070,077	$2,152,157
Steel products	108,945	106,838	90,969
Raw materials	9,191,081	5,997,498	6,279,316
Corporate/eliminations	(12,225,347)	(8,174,413)	(8,522,442)

	$—	$—	$—

Depreciation expense:
Steel mills	$414,670	$377,627	$381,352
Steel products	39,532	36,906	39,512
Raw materials	172,699	191,466	198,705
Corporate	8,932	7,193	6,188

	$635,833	$613,192	$625,757

Amortization expense:
Steel mills	$41,478	$22,479	$18,789
Steel products	20,825	21,998	23,932
Raw materials	28,925	29,385	31,539

	$91,228	$73,862	$74,260

Earnings (loss) before income taxes and noncontrolling interests:
Steel mills	$2,084,203	$1,724,168	$629,256
Steel products	206,805	249,970	276,048
Raw materials	129,296	(95,121)	(283,938)
Corporate/eliminations	(670,347)	(580,358)	(379,500)

	$1,749,957	$1,298,659	$241,866

Segment assets:
Steel mills	$9,249,926	$8,084,773	$7,318,169
Steel products	2,737,486	2,544,344	2,485,122
Raw materials	3,396,110	3,235,237	3,123,190
Corporate/eliminations	457,736	1,359,164	1,400,488

	$15,841,258	$15,223,518	$14,326,969

Capital expenditures:
Steel mills	$359,215	$375,996	$248,532
Steel products	68,497	30,698	41,291
Raw materials	59,036	194,112	74,607
Corporate	20,326	16,871	338

	$507,074	$617,677	$364,768

Net sales by product were as follows (in thousands). Further product group breakdown is impracticable.

	Year Ended December 31,
	2017	2016	2015
Net sales to external customers:
Sheet	$6,407,974	$5,178,467	$4,628,805
Bar	3,558,806	2,886,648	3,005,450
Structural	1,979,898	1,982,642	2,137,413
Plate	1,644,934	1,204,185	1,312,663
Tubular products	917,235	60,106	—
Steel products	4,000,606	3,687,448	3,966,895
Raw materials	1,742,940	1,208,626	1,388,050

	$20,252,393	$16,208,122	$16,439,276